Shareholders' equity	12 Months Ended
Dec. 31, 2020
Shareholders' equity
Shareholders' equity

 Note 12 – Shareholders’ equity

The authorized and issued share capital of the Company is as follows:

Authorized

As of December 31, 2020  the authorized share capital consists of an unlimited number of multiple voting shares (“MVS”) without par value and an unlimited number of SVS without par value.

Issued

Holders of the MVS are entitled to 15 votes per share and are entitled to notice of and to attend at any meeting of the shareholders, except a meeting of which only holders of another particular class or series of shares will have the right to vote. As of December 31, 2020 and 2019, the MVS represent approximately 14.2% and 22.1%, respectively, of the total issued and outstanding shares and 71.2% and 81%, respectively, of the voting power attached to such outstanding shares. The MVS are convertible into SVS on a one-for-one basis at any time at the option of the holder or upon termination of the MVS structure. The MVS structure will terminate automatically on October 25, 2021. It will also terminate automatically upon the occurrence of the following events: (i) transfer or disposition of the MVS by the Company’s Executive Chairman, Boris Jordan, to one or more third parties which are not certain permitted holders as described in the Company’s Articles, and (ii) Mr. Jordan or his permitted holders no longer beneficially owning, directly or indirectly and in the aggregate, at least 50% of the issued and outstanding SVS and MVS. In 2019, the holder of 18,200,000 MVS voluntarily converted 18,200,000 MVS into SVS. In April and May 2020, Mr. Jordan voluntarily converted 10,000,000 MVS into SVS. As of December 31, 2020, the Company had 93,970,705 MVS issued and outstanding.

On July 20, 2020, the Company completed a private placement offering in two tranches, an initial tranche of 3,541,429 SVS and a subsequent tranche of 842,269 SVS, for a total of 4,383,698 SVS. The private placement offering was completed in connection with the closing of the Grassroots transaction.

Holders of the SVS are entitled to one vote per share. As of December 31, 2020 the Company had 569,831,140 SVS issued and outstanding.

The Company had reserved 66,380,185 and 52,237,230 SVS, as of December 31, 2020 and 2019, respectively, for the issuance of stock options under the Company’s 2018 Long Term Incentive Plan (see Note 13). Other reserves in equity are due to the private placement offering described above as well as the minority buyout disclosed in Note 21.

Treasury shares

For the year ended December 31, 2020, the Company did not repurchase any treasury shares. For the year ended December 31, 2019, the Company repurchased an aggregate of 147,900 shares for a purchase price of $5.97 per share, or a total of $883. The amount is reflected as treasury shares in the consolidated statement of financial position.